DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

August 2, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Dreyfus Tax Exempt Cash Management Funds (the "Fund") Registration Statement on Form N-1A (File No. 2-89275)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)

the Prospectus for each class of Dreyfus California AMT Tax-Free Cash Management, a series of the Fund, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in the Fund's Registration Statement; and

(2)	the text of the Fund's Registration Statement was filed electronically on July 26, 2007.

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS

By:	/s/ Jeff Prusnofsky Jeff Prusnofsky Vice President